U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 24F-2
                        Annual Filing under Rule 24f-2
                     of the Investment Company Act of 1940

            Read instructions at end of Form before preparing Form.
                              Please print or type

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1.   Name and address of Issuer:   SoGen Variable Funds, Inc.
                                   1221 Avenue of the Americas
                                   New York, NY 10020




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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


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3.   Investment Company Act File Number:     811-9092


     Securities Act File Number:   33-96668


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4(a).Last day of fiscal year for which this notice is filed:

               December 31, 1997

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4(b).[  ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


     Note:If the  Form  is  being  filed  late,  iterest  must  be  paid  on the registraiton fee due.
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4(c).[  ] Check box if this is the last time the issuer  will be filing this
          Form.


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


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5.  Calculation of registration fee:

     (i)   Aggregate  sale  price  of  securities   sold
           during the fiscal  year  pursuant  to section
           24(f):                                                $1,587,377
                                                                 ---------------

     (ii)  Aggregate   price   of   securities  redeemed
           or repurchased during the fiscal year:        $247,067
                                                         ---------------

     (iii) Aggregate  price  of  securities redeemed or
           repurchased during and fiscal year ending no
           earlier than October 11, 1995 that  were not
           previously used to reduce registration  fees
           payable to the Commission:                    + 0
                                                         ---------------

     (iv)  Total  Available   redemption  credits  [add
           Items 5(ii) and 5(iii)]:                              $247,067
                                                                 ---------------

     (v)   Net Sales--if Item 5(i) is greater than Item
           5(iv) [subtract  Item 5(iv) from Item 5(i)]:
                                                                 $1,340,310
                                                                 ---------------

     (vi)  Redemption   credits   available  for  use  in
           future years -- if Item 5(i) is less than Item
           5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                         $( 0 )
                                                         ---------------

     (vii) Multiplier  for  determining  registration  fee
           (See Instruction C.8):
                                                                   X 0.000295
                                                                 ---------------

     (viii)Registration  fee  due  [multiply  Item 5(v) by
           Item 5(vii) (enter "0" if no fee is due):
                                                                 = $395.39
                                                                 ===============

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6.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               + $0
                                                               ---------------

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7.   Total of the amount of the registration fee due plus any interest due [Item
     5(vii) plus Item 6]:
                                                               = $395.39
                                                               ---------------


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8.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:  March 2, 1998
                                      ----------------

     Account Number: CIK 0001000249
                     ----------------

     Method of Delivery:      [ X ] Wire Transfer
                              [   ] Mail or other means

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

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                                   SIGNATURES

     This form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ PHILIP J. BAFUNDO
                               -------------------------------------------

                                Phillip J. Bafundo, VICE PRESIDENT
                               -------------------------------------------


     Date   March 2, 1998
          ------------------------

  *Please print the name and title of the signing officer below the signature.

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(022096DTI)